Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing disclosure regarding the relationship between executive Compensation Actually Paid, or CAP, and the financial performance of our Company. For each year, compensation actually paid is the total compensation as reported in the Summary Compensation Table, modified to adjust for changes in pension benefits and equity awards. Due to our executive compensation program being heavily weighted towards equity awards, compensation actually paid to our executives is primarily determined by share price movement. Additionally, this disclosure does not necessarily reflect the value actually realized by our executives or how the Compensation Committee makes compensation decisions for our executive team. Please refer to our Compensation Committee Philosophy beginning on page 34 for more information regarding how the Compensation Committee determines executive compensation. We calculated compensation actually paid for our Principal Executive Officers, or PEOs, and Other NEOs for each of the fiscal years ended December 31, 2020, December 31, 2021 and December 31, 2022.

Principal Executive Officers

Compensation Actually Paid

Pay Versus Performance Table

									Value of initial fixed $100
									investment based on:
							Average	Average
	Summary	Summary	Summary				Summary	Compensation		Peer Group			Free Cash
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Actually Paid	Total	Total		Net Income	Flow (in
Fiscal	Table Total	Table Total	Table Total	Actually Paid	Actually Paid	Actually Paid	Table Total for	to Other	Shareholder	Shareholder		(in millions)	millions)
Year	for PEO-1 ($) (a)	for PEO-2 ($) (a)	for PEO-3 ($) (a)	to PEO-1 ($) (b)	to PEO-2 ($) (b)	to PEO-3 ($) (b)	Other NEOs ($)	NEOs ($)	Return ($) (c)	Return ($)	(c)(d)	($) (e)	($) (f)
2022	8,227,940	–	–	15,943,728	–	–	3,756,403	5,873,256	237	191		4,936	2,302
2021	7,688,937	2,204,135	7,108,735	7,949,767	2,745,943	7,108,735	2,190,177	2,314,423	146	131		6,328	1,053
2020	–	–	10,620,155	–	–	6,784,742	3,473,533	2,386,570	–	–		(9,750)	22

(a)	Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year. During 2020, Mr. Dell’Osso’s compensation is part of the average compensation of the Other NEOs.

(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of performance share awards and option awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the Summary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

	2022		2021				2020
		Average for				Average for		Average for
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Other NEO’s ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Other NEOs ($)	PEO-3 ($)	Other NEOs ($)
Summary Compensation Table Total	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Reported Change in Pension Value	–	–	–	–	–	–	–	–
Adjustments:
Year End Fair Value of Awards Granted in Current Year	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

(c)	Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein- vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2022 and 2021.
(d)	The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the Common Stock Performance Graph within our Annual Report for the year ended December 31, 2022. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.
(e)	Represents the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for each year. We emerged from bankruptcy on February 10, 2021. Net income for the fiscal year ended December 31, 2021 represents the sum of net income derived from the period from January 1, 2021 through February 9, 2021 (the “2021 Predecessor Period”) and net income derived from the period from February 10, 2021 through December 31, 2021 (the “2021 Successor Period”).
(f)	Free Cash Flow is a non-GAAP measure and is defined as net cash provided by operating activities (GAAP) less cash capital expenditures. See Appendix A — Reconciliation of Non-GAAP Financial Measures, beginning on page 68.

Company Selected Measure Name	Free CashFlow
Named Executive Officers, Footnote [Text Block]
(a)	Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year. During 2020, Mr. Dell’Osso’s compensation is part of the average compensation of the Other NEOs.

Peer Group Issuers, Footnote [Text Block]
(c)	Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein- vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2022 and 2021.
(d)	The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the Common Stock Performance Graph within our Annual Report for the year ended December 31, 2022. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote [Text Block]
(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of performance share awards and option awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the Summary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

	2022		2021				2020
		Average for				Average for		Average for
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Other NEO’s ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Other NEOs ($)	PEO-3 ($)	Other NEOs ($)
Summary Compensation Table Total	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Reported Change in Pension Value	–	–	–	–	–	–	–	–
Adjustments:
Year End Fair Value of Awards Granted in Current Year	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

Non-PEO NEO Average Total Compensation Amount	$ 3,756,403	$ 2,190,177	$ 3,473,533
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,873,256	2,314,423	2,386,570
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of performance share awards and option awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the Summary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

	2022		2021				2020
		Average for				Average for		Average for
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Other NEO’s ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Other NEOs ($)	PEO-3 ($)	Other NEOs ($)
Summary Compensation Table Total	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Reported Change in Pension Value	–	–	–	–	–	–	–	–
Adjustments:
Year End Fair Value of Awards Granted in Current Year	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Compensation Actually Paid and TSR

Upon emergence from bankruptcy in 2021 and through our management transition, we employed three separate PEOs during the year. Additionally, our Board of Directors established a new executive compensation program that made Total Shareholder Return the main component in determining equity award payouts for our executive team. Our PEOs and Other NEOs receive most of their equity awards in the form of PSUs that are measured by absolute TSR and relative TSR performance. For the fiscal years 2021 and 2022, the compensation actually paid to our PEOs and Other NEOs increased alongside our excellent TSR performance. The large increase in our share price both positively impacted the performance of our PSU awards and the fair value of the other equity awards granted. We believe the long-term incentive program has strongly aligned share price performance with executive compensation and will continue to incentivize long-term value creation for our shareholders. In the following graph, we show the relationship between compensation actually paid and cumulative TSR for our PEOs and Other NEOs over the last three years.

Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between Compensation Actually Paid and Net Income

Over the previous three fiscal years, compensation actually paid to our PEOs and Other NEOs has demonstrated a correlated relationship with the Company’s Net Income. Commodity prices are integral to our ability to generate net income while also playing a determining factor in our share price. In the 2021 and 2022 fiscal years, commodity prices increased significantly which helped boost net income and our Company’s share price. However, the Company does not include Net Income within the executive compensation incentive design or to determine specific PEO and Other NEO payouts. In the following graph, we show the relationship between compensation actually paid and Net Income for our PEOs and Other NEOs over the last three years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Compensation Actually Paid and Free Cash Flow

As shown in the Pay Versus Performance Table above, we selected Free Cash Flow as the measure to link compensation actually paid to Company performance. As described in the 2022 AIP Performance Goals and Calculation of Payout Factor section on page 40, our annual incentive program assigns Free Cash Flow with the highest weighting among all metrics. Free Cash Flow not only serves as a key factor in annual cash payouts to our executives but also functions as a determinant in share price appreciation. In the following graph, we show the relationship between compensation actually paid and our Free Cash Flow for our PEOs and Other NEOs over the last three years.

Compensation Actually Paid vs. Free Cash Flow

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Chesapeake TSR and Peer Group TSR

Following the emergence from bankruptcy, our common stock was relisted on February 10, 2021. As a result, our measurement period began February 10, 2021 and ended on December 31, 2022. As shown in the following graph, the Company’s post-emergence cumulative TSR has outperformed the S&P Oil & Gas Exploration & Production Select Industry Index.

Company TSR vs. Peer Group TSR

Tabular List [Table Text Block]	Most Important Performance Measures The six items listed below represent the most important metrics we used to determine Compensation Actually Paid for the 2022 fiscal year.
Total Shareholder Return Amount	$ 237	146
Peer Group Total Shareholder Return Amount	191	131
Net Income (Loss)	$ 4,936,000,000	$ 6,328,000,000	$ (9,750,000,000)
Company Selected Measure Amount	2,302	1,053	22
PEO Name	Mr. Dell’Osso
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(f)	Free Cash Flow is a non-GAAP measure and is defined as net cash provided by operating activities (GAAP) less cash capital expenditures. See Appendix A — Reconciliation of Non-GAAP Financial Measures, beginning on page 68.

Mr. Dell’Osso [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,227,940	$ 7,688,937
PEO Actually Paid Compensation Amount	15,943,728	7,949,767
Wichterich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,204,135
PEO Actually Paid Compensation Amount		2,745,943
Lawler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		7,108,735	$ 10,620,155
PEO Actually Paid Compensation Amount		7,108,735	6,784,742
PEO [Member] | Mr. Dell’Osso [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,434,727)	(5,699,725)
PEO [Member] | Mr. Dell’Osso [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,150,515	5,960,555
PEO [Member] | Mr. Dell’Osso [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,745,322	5,930,840
PEO [Member] | Mr. Dell’Osso [Member] | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,092,607
PEO [Member] | Mr. Dell’Osso [Member] | Change In Fair Value of Awards Granted in Prior Years That Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,605
PEO [Member] | Mr. Dell’Osso [Member] | Value Of Dividends Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,130,981	29,715
PEO [Member] | Wichterich [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,389,459)
PEO [Member] | Wichterich [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,931,267
PEO [Member] | Wichterich [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,904,208
PEO [Member] | Wichterich [Member] | Value Of Dividends Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		27,059
PEO [Member] | Lawler [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(300,000)
PEO [Member] | Lawler [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,535,413)
PEO [Member] | Lawler [Member] | Change In Fair Value of Awards Granted in Prior Years That Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(408,333)
PEO [Member] | Lawler [Member] | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,127,080)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,664,967)	(746,831)	(300,000)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,781,820	871,077	(786,963)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,627,297	866,853
Non-PEO NEO [Member] | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	741,003
Non-PEO NEO [Member] | Change In Fair Value of Awards Granted in Prior Years That Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,857		(155,474)
Non-PEO NEO [Member] | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (631,489)
Non-PEO NEO [Member] | Value Of Dividends Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 398,663	$ 4,224